Earnings per Share (Tables)	9 Months Ended	12 Months Ended
	Jul. 03, 2016	Sep. 27, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
A reconciliation of the numerators and denominators of the basic and diluted earnings per share calculations follows (in millions, except per share amounts):

	Twelve weeks ended		Forty weeks ended
	July 3, 2016	July 5, 2015	July 3, 2016	July 5, 2015
Net income (numerator for basic and diluted earnings per share)	$120	$154	$419	$479

Weighted average common shares outstanding (denominator for basic earnings per share)	320.6	358.5	328.4	359.6
Incremental common shares attributable to dilutive effect of share-based awards	0.6	2.0	0.9	2.6
Weighted average common shares outstanding and potential additional common shares outstanding (denominator for diluted earnings per share)	321.2	360.5	329.3	362.2

Basic earnings per share	$0.37	$0.43	$1.27	$1.33

Diluted earnings per share	$0.37	$0.43	$1.27	$1.32

A reconciliation of the numerators and denominators of the basic and diluted earnings per share calculations follows (in millions, except per share amounts):

	2015	2014	2013
Net income (numerator for basic and diluted earnings per share)	$536	$579	$551

Weighted average common shares outstanding (denominator for basic earnings per share)	358.5	367.8	371.2
Incremental common shares attributable to dilutive effect of share-based awards	2.3	2.7	3.3
Weighted average common shares outstanding and potential additional common shares outstanding(denominator for diluted earnings per share)	360.8	370.5	374.5

Basic earnings per share	$1.49	$1.57	$1.48

Diluted earnings per share	$1.48	$1.56	$1.47